FAIR VALUE DISCLOSURES (DETAILS 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Measurements Not Included In Quantitative Information About Level 3 Fair Value Measurements	$ 34	$ 33